Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]	¥ 782,518		¥ 542,971	¥ 462,883
Prepayments for content cost		195,175		226,500	130,619
Prepayments for sales tax		202,025		157,244	80,487
Interest income receivable		6,396		93,688	26,812
Inventories, net		160,006		69,914	55,032
Loans to investees or ongoing investments		187,672		64,463	84,075
Prepayments of marketing and other operational expenses		64,068		53,246	33,198
Prepayments/receivables relating to jointly invested content		28,664		43,838	44,951
Deposits		51,661		26,301	20,447
Prepayments to inventory suppliers		19,970		9,058	12,901
Others		67,632		28,678	39,446
Total		¥ 1,765,787	$ 270,619	¥ 1,315,901	¥ 990,851

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users. The related direct and incremental platform commissions as well as game developers’ licensing fees are deferred and reported in “Prepayments and Other Current Assets” on the consolidated balance sheets.